Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
6. Inventories:

	December 31, 2021	December 31, 2020
Purchased parts and materials	$62,896	$36,066
Work-in-process	3,681	3,203
Finished goods	16,551	12,133
	$83,128	$51,402

During the year ended December 31, 2021, the Company recorded write-downs to net realizable value of approximately $914 (year ended December 31, 2020 - $507).